Fees Summary	Jun. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,110,000
Previously Paid Amount	0
Total Fee Amount	1,088.54
Total Offset Amount	$ 0
Narrative Disclosure
The maximum aggregate offering price of the securities to which the prospectus relates is $7,110,000.00. The prospectus is a final prospectus for the related offering.
Fee Per Rule 457(r)

Net Fee	$ 1,088.54
Narrative - Max Aggregate Offering Price	$ 7,110,000
Final Prospectus	true